SUPPLEMENT TO
CALVERT SAGE FUND
Calvert Large Cap Value Fund
Calvert Equity Income Fund
Statement of Additional Information dated January 31, 2014
Date of Supplement: December 12, 2014
Change in Portfolio Managers
James R. McGlynn no longer serves as a portfolio manager for Calvert Large Cap Value Fund and Calvert Equity Income Fund.
Rachel Volynsky, CFA, and Natalie A. Trunow have been added to the portfolio management team for Calvert Large Cap Value Fund. Ms. Volynsky has also been added to the portfolio management team for Calvert Equity Income Fund.
The statement of additional information is therefore revised as follows:
Delete all references to James R. McGlynn from the section “Portfolio Manager Disclosure.”
Add the following portfolio manager charts under “Portfolio Manager Disclosure – Other Accounts Managed by Fund Portfolio Managers – Calvert Large Cap Value” on page 26 before the portfolio manager chart for Yvonne M. Bishop:
Calvert:
Rachel Volynsky, CFA

Accounts Managed (not including Calvert Large Cap Value) as of November 30, 2014	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	1
Total Assets in Other Accounts Managed	$0	$0	$150,336,665
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Natalie A. Trunow

Accounts Managed (not including Calvert Large Cap Value) as of November 30, 2014	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	11	5	5
Total Assets in Other Accounts Managed	$2,595,243,183	$207,873,584	$45,120,856
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Add the following portfolio manager chart under “Portfolio Manager Disclosure – Other Accounts Managed by Fund Portfolio Managers – Calvert Equity Income” on page 27 after the portfolio manager chart for Yvonne M. Bishop:
Calvert:
Rachel Volynsky, CFA

Accounts Managed (not including Calvert Equity Income) as of November 30, 2014	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	1
Total Assets in Other Accounts Managed	$0	$0	$150,336,665
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing the Funds and Other Accounts” and under “Portfolio Manager Disclosure – Compensation of Fund Portfolio Managers” on page 28, add Rachel Volynsky to each heading listing the portfolio managers.
In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds” on page 29, delete the chart and replace it with the following:

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Large Cap Value	Calvert	Rachel Volynsky, CFA	$10,001 to $50,000 (as of 11/30/14)
		Natalie A. Trunow	None (as of 11/30/14)
		Yvonne M. Bishop, CFA	$50,001 to $100,000
Equity Income	Calvert	Yvonne M. Bishop, CFA	$10,001 to $50,000
		Rachel Volynsky, CFA	None (as of 11/30/14)
		Natalie A. Trunow	None